Business Segments (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 mi² segment customer	Dec. 31, 2018 mi² segment customer
Segment Reporting Information [Line Items]
Service area, square miles		6,000
THE DAYTON POWER AND LIGHT COMPANY [Member]
Segment Reporting Information [Line Items]
Number of Operating Segments | segment	1	1
Approximate number of retail customers | customer	524,000	525,000
Service area, square miles	6,000	6,000